INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 13,686	$ 3,842
Finished products	26,211	17,184
Total inventories	$ 39,897	$ 21,026